Deferred tax assets and liabilities (Details 3) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Current tax expense / (benefit)
Current period	₨ 238,658		₨ 194	₨ 698
Deferred tax expense / (benefit)
Origination and reversal of temporary differences	0		0	0
MAT credit entitlement	(236,046)		0	0
Total income tax expense / (benefit)	₨ 2,612	$ 38	₨ 194	₨ 698